Transactions with Affiliates of Fortress or AIG -- Investment Management Agreement (Details) (10-Q) - Logan Circle Partners L P [Member] - Affiliated Entity [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Costs and fees for investment management services			$ 1		$ 1	$ 1	$ 1
Not qualified for disclosure, due to less than $1 million [Member]
Related Party Transaction [Line Items]
Costs and fees for investment management services	$ 1	$ 1	$ 1	$ 1